TAXES ON INCOME - Significant components of the Group's deferred tax liabilities and assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Net operating loss carryforward	$ 17,982	$ 21,316
Operating lease liabilities	4,011	4,321
Marketable Securities	404	1,409
Derivatives	0	22
Reserves and allowances	7,858	7,292
Net deferred tax assets before valuation allowance	29,429	34,360
Less - valuation allowance	(15,629)	(23,897)
Deferred tax asset	13,800	10,463
Operating lease ROU assets	(3,961)	(4,256)
Derivatives	(267)	0
Other	(108)	(232)
Deferred tax liability	(4,336)	(4,488)
Tax benefit	(215)	$ 5,592	$ 5,717
U S Subsidiaries
Deferred tax assets:
Tax benefit	$ 5,522